Registration No. 333-05593
                                                      Registration No. 811-07659
-------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                           -------------------------

                                   FORM N-4

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

         Pre-Effective Amendment No.

         Post-Effective Amendment No. 44                              [X}

                                    AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [ ]


         Amendment No. 167                                            [X]


                       (Check appropriate box or boxes)

                           -------------------------

                            SEPARATE ACCOUNT No. 49
                                      of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)

                              --------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)

             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)
       Depositor's Telephone Number, including Area Code: (212) 554-1234

                              --------------------



                                   DODIE KENT
                          VICE PRESIDENT AND COUNSEL
                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104
                     (Name and Address of Agent for Service)


                              --------------------

                  Please send copies of all communications to:

                           CHRISTOPHER E. PALMER, ESQ.
                               GOODWIN PROCTER LLP
                            901 NEW YORK AVENUE, N.W.
                             WASHINGTON, D.C. 20001

         Approximate Date of Proposed Public Offering:  Continuous

         It is proposed that this filing will become effective (check appropriate box):

[ ]      Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]      On August 25, 2006 pursuant to paragraph (b) of Rule 485.

[ ]      60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]      On (date) pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.

Title of Securities Being Registered:

     Units of interest in Separate Account under variable annuity contracts.

                                      NOTE

This Post Effective Amendment No. 44 ("PEA") to the Form N-4 Registration Statement File No. 333-05593 ("Registration Statement") of AXA Equitable Life Insurance Company ("AXA Equitable") and its Separate Account 49 is being filed for the purpose of including in the Registration Statement the additions/ modifications reflected in the supplement. The PEA does not amend or delete the currently effective Prospectus, Statement of Additional Information or supplements to the Prospectus and Statement of Additional Information, or any other part of the Registration Statement except as specifically noted herein.

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2006 TO THE MAY 1, 2006 PROSPECTUSES FOR:


INCOME MANAGER ACCUMULATOR(R)         ACCUMULATOR(R)                 ACCUMULATOR(R) ELITE(SM)
INCOME MANAGER (R) ROLLOVER IRA       ACCUMULATOR(R) SELECT(SM)      ACCUMULATOR(R) ELITE(SM) II
ACCUMULATOR(R) (IRA, NQ, QP)          ACCUMULATOR(R) SELECT(SM) II
ACCUMULATOR(R) PLUS(SM)               ACCUMULATOR(R) EXPRESS(SM)

--------------------------------------------------------------------------------


This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2006, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The portfolios discussed below are not available in all contracts. As applicable to your contract or policy, please note the following changes:

A.  New Variable Investment Options

On or about September 18, 2006, subject to regulatory approval, we anticipate making available the following new variable investment options.
These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

---------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                     Portfolio Objective                                     Adviser(s)
---------------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
---------------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture          Seeks long-term growth of capital.                      o Davis Selected Advisers, L.P.
---------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                 Seeks to maximize income while maintaining prospects    o Franklin Advisers, Inc.
                                   for capital appreciation.
---------------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value        Seeks long-term total return.                           o Franklin Advisory Services, LLC
---------------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares                   Seeks capital appreciation, which may occasionally be   o Franklin Mutual Advisers, LLC
                                   short-term, and secondarily, income.
---------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global              Seeks capital appreciation.                             o OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street         Seeks long-term capital appreciation.                   o OppenheimerFunds, Inc.
 Opportunity
---------------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street Small   Seeks capital appreciation.                             o OppenheimerFunds, Inc.
 Cap
---------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth                Seeks long-term capital growth.                         o Templeton Global Advisors Limited
---------------------------------------------------------------------------------------------------------------------------------

B.  Fee Table

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":


---------------------------------------------------------------------------------
                                           Management                    Other
               Portfolio Name                 Fees       12b-1 Fees   Expenses*
---------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                                 1.40%         0.25%         0.36%
EQ/Davis New York Venture                0.85%         0.25%         0.17%
EQ/Franklin Income                       0.90%         0.25%         0.17%
EQ/Franklin Small Cap Value              0.90%         0.25%         0.17%
EQ/Mutual Shares                         0.90%         0.25%         0.17%
EQ/Oppenheimer Global                    0.95%         0.25%         0.17%
EQ/Oppenheimer Main Street Opportunity   0.85%         0.25%         0.17%
EQ/Oppenheimer Main Street Small Cap     0.90%         0.25%         0.17%


---------------------------------------------------------------------------------------------------------
                                                            Total Annual    Fee Waivers      Net Total
                                                              Expenses        and/or          Annual
                                             Underlying       (Before         Expense     Expenses After
                                          Portfolio Fees      Expense       Reimburse-       Expense
               Portfolio Name              and Expenses     Limitation)       ments**      Limitations
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                                       --         2.01%           (0.02)%        1.99%
EQ/Davis New York Venture                      --         1.27%            0.00%         1.27%
EQ/Franklin Income                             --         1.32%           (0.02)%        1.30%
EQ/Franklin Small Cap Value                    --         1.32%           (0.02)%        1.30%
EQ/Mutual Shares                               --         1.32%           (0.02)%        1.30%
EQ/Oppenheimer Global                          --         1.37%           (0.02)%        1.35%
EQ/Oppenheimer Main Street Opportunity         --         1.27%            0.00%         1.27%
EQ/Oppenheimer Main Street Small Cap           --         1.32%           (0.02)%        1.30%
---------------------------------------------------------------------------------------------------------

IM-06-16 (7/06)                        Catalog                   # 136823 (7/06)
In-force/New Biz supp
SAR
                                                                          x01377

-------------------------------------------------------------------------------------------------------------------------------
                                                                                  Total Annual    Fee Waivers      Net Total
                                                                                    Expenses        and/or          Annual
                                                                   Underlying       (Before         Expense     Expenses After
                         Management                    Other    Portfolio Fees      Expense       Reimburse-       Expense
      Portfolio Name        Fees       12b-1 Fees   Expenses*    and Expenses     Limitation)       ments**      Limitations
-------------------------------------------------------------------------------------------------------------------------------
EQ/Small Cap Value++   0.73%         0.25%         0.19%             --         1.17%           (0.07)%        1.10%
EQ/Templeton Growth    0.95%         0.25%         0.17%             --         1.37%           (0.02)%        1.35%
-------------------------------------------------------------------------------------------------------------------------------

+ This portfolio is being added pursuant to "Fund Substitutions -- Combination of certain investment options" described later in Section F of this supplement.

++ The fee structure of this portfolio has changed but the Net Total Annual Expenses After Expense Limitations remains the same. This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section D.

* With the exception of the EQ/Small Cap Value Portfolio,the Portfolios have no operating history prior to the date of this supplement. "Other Expenses" of each Portfolio are based on estimated amounts for the current fiscal period.

** The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The amounts shown in this column for Portfolios of EQ Advisors Trust result from Expense Limitation Agreements that the Investment Manager, AXA Equitable, has entered into with respect to those Portfolios. For the portfolios of the EQ Advisors Trust, these agreements are effective through April 30, 2008 with the exception of the EQ/Small Cap Value Portfolio, which is effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the current Portfolio's current annual operating expenses do not exceed the operating expense limit determined by such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements.

C.  Example

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner (who has elected the Guaranteed Minimum Income Benefit with the enhanced death benefit that provides for the greater of the 6% Roll-up or the Annual Ratchet to age 85 and Protection Plus(SM)) would pay in the situations illustrated. The example uses an average annual administrative charge based on the charges paid in 2005, which results in an estimated administrative charge range of 0.06% to 0.14% of contract value (depending upon your specific contract). The tables take into account the maximum fees and charges applicable to all contracts to which this supplement applies, including any optional benefits charges, which may or may not be available under your contract. We assume there is no waiver of the withdrawal charge.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the charge for any optional benefits, the charge if you elect a Variable Immediate Annuity payout option, and the withdrawal charge do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option. Some of the charges may not be applicable under your contract.

The example assumes that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above) the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

---------------------------------------------------------------------------------------------------
                                                     If you surrender your contract
                                                    at the end of the applicable time
                                                                 period
                                       ------------------------------------------------------------
              Portfolio Name                1 year      3 years        5 years        10 years
---------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
---------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                               $ 1,355.00   $ 2,385.00     $ 3,442.00     $ 5,863.00
EQ/Davis New York Venture              $ 1,277.00   $ 2,151.00     $ 3,068.00     $ 5,230.00
EQ/Franklin Income                     $ 1,282.00   $ 2,167.00     $ 3,094.00     $ 5,274.00
EQ/Franklin Small Cap Value            $ 1,282.00   $ 2,167.00     $ 3,094.00     $ 5,274.00
EQ/Mutual Shares                       $ 1,282.00   $ 2,167.00     $ 3,094.00     $ 5,274.00
EQ/Oppenheimer Global                  $ 1,287.00   $ 2,183.00     $ 3,120.00     $ 5,318.00
EQ/Oppenheimer Main Street
 Opportunity                           $ 1,277.00   $ 2,151.00     $ 3,068.00     $ 5,230.00
EQ/Oppenheimer Main Street Small Cap   $ 1,282.00   $ 2,167.00     $ 3,094.00     $ 5,274.00
EQ/Small Cap Value++                   $ 1,266.00   $ 2,120.00     $ 3,017.00     $ 5,142.00
---------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------
                                                  If you annuitize at the end of the
                                                        applicable time period
                                       ------------------------------------------------------------
              Portfolio Name               1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                               $ 909.00     $ 2,045.00     $ 3,202.00     $ 6,213.00
EQ/Davis New York Venture              $ 832.00     $ 1,821.00     $ 2,847.00     $ 5,580.00
EQ/Franklin Income                     $ 837.00     $ 1,836.00     $ 2,871.00     $ 5,624.00
EQ/Franklin Small Cap Value            $ 837.00     $ 1,836.00     $ 2,871.00     $ 5,624.00
EQ/Mutual Shares                       $ 837.00     $ 1,836.00     $ 2,871.00     $ 5,624.00
EQ/Oppenheimer Global                  $ 842.00     $ 1,852.00     $ 2,895.00     $ 5,668.00
EQ/Oppenheimer Main Street
 Opportunity                           $ 832.00     $ 1,821.00     $ 2,847.00     $ 5,580.00
EQ/Oppenheimer Main Street Small Cap   $ 837.00     $ 1,836.00     $ 2,871.00     $ 5,624.00
EQ/Small Cap Value++                   $ 821.00     $ 1,791.00     $ 2,798.00     $ 5,492.00
-----------------------------------------------------------------------------------------------


---------------------------------------------------------------------------------------------------
                                            If you do not surrender your contract
                                             at the end of the applicable time period
                                       ------------------------------------------------------------
              Portfolio Name               1 year       3 years        5 years        10 years
-----------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
-----------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                               $ 559.00     $ 1,695.00     $ 2,852.00     $ 5,863.00
EQ/Davis New York Venture              $ 482.00     $ 1,471.00     $ 2,497.00     $ 5,230.00
EQ/Franklin Income                     $ 487.00     $ 1,486.00     $ 2,521.00     $ 5,274.00
EQ/Franklin Small Cap Value            $ 487.00     $ 1,486.00     $ 2,521.00     $ 5,274.00
EQ/Mutual Shares                       $ 487.00     $ 1,486.00     $ 2,521.00     $ 5,274.00
EQ/Oppenheimer Global                  $ 492.00     $ 1,502.00     $ 2,545.00     $ 5,318.00
EQ/Oppenheimer Main Street
 Opportunity                           $ 482.00     $ 1,471.00     $ 2,497.00     $ 5,230.00
EQ/Oppenheimer Main Street Small Cap   $ 487.00     $ 1,486.00     $ 2,521.00     $ 5,274.00
EQ/Small Cap Value++                   $ 471.00     $ 1,441.00     $ 2,448.00     $ 5,142.00
-----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------
                                    If you surrender your contract
                                   at the end of the applicable time
                                                period
                       -----------------------------------------------------------
     Portfolio Name        1 year        3 years        5 years        10 years
----------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
----------------------------------------------------------------------------------
EQ/Templeton Growth   $ 1,287.00     $ 2,183.00     $ 3,120.00     $ 5,318.00
----------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
                                                                                  If you do not surrender your contract
                                 If you annuitize at the end of the                 at the end of the applicable time
                                       applicable time period                                     period
                      --------------------------------------------------------------------------------------------------------------
     Portfolio Name       1 year       3 years        5 years        10 years       1 year       3 years      5 years     10 years
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth   $ 842.00     $ 1,852.00     $ 2,895.00     $ 5,668.00     $ 492.00     $ 1,502.00   $ 2,545.00   $ 5,318.00

+ This portfolio is being added pursuant to "Fund Substitutions -- Combination of certain investment options" described later in Section F of this supplement.

++ This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section D.

D.  Portfolio/Option Name Changes

All references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below effective September 18, 2006, except EQ/Bear Stearns Small Company Growth which is effective August 25, 2006 and EQ/Lazard Small Cap Value which is effective September 1, 2006. Accordingly, all references to the respective corresponding Portfolios are also changed:

----------------------------------------------------------------------------------------------------------
 Current Fund Name                                New Fund Name
----------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                         EQ/AllianceBernstein Common Stock
----------------------------------------------------------------------------------------------------------
EQ/Alliance Growth and Income                    EQ/AllianceBernstein Growth and Income
----------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities   EQ/AllianceBernstein Intermediate Government Securities
----------------------------------------------------------------------------------------------------------
EQ/Alliance International                        EQ/AllianceBernstein International
----------------------------------------------------------------------------------------------------------
EQ/Alliance Large Cap Growth                     EQ/AllianceBernstein Large Cap Growth
----------------------------------------------------------------------------------------------------------
EQ/Alliance Quality Bond                         EQ/AllianceBernstein Quality Bond
----------------------------------------------------------------------------------------------------------
EQ/Alliance Small Cap Growth                     EQ/AllianceBernstein Small Cap Growth
----------------------------------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth             EQ/Small Company Growth
----------------------------------------------------------------------------------------------------------
EQ/Bernstein Diversified Value                   EQ/AllianceBernstein Value
----------------------------------------------------------------------------------------------------------
EQ/Lazard Small Cap Value                        EQ/Small Cap Value+++
----------------------------------------------------------------------------------------------------------

+++ The fee structure of this portfolio has also changed. Please see the "Fee table" in Section B for the new expense structure.

E.  Investment Adviser Changes

Effective on or about September 1, 2006, subject to regulatory approval, Franklin Advisers, Inc. will serve as an adviser to the EQ/Small Cap Value portfolio (formerly, the EQ/Lazard Small Cap Value portfolio). Lazard Asset Management, LLC will continue to serve as an adviser. Also, effective on or about October 1, 2006, the following adviser changes will occur: BlackRock Investment Management LLC will replace Mercury Advisors as adviser to the EQ/Mercury Basic Value Equity portfolio, BlackRock Investment Management International Limited will replace Merrill Lynch Investment Managers International Limited as adviser to the EQ/Mercury International Value portfolio and BlackRock Financial Management, Inc. will replace Mercury Advisors as adviser to the EQ/Long Term Bond and EQ/Short Duration Bond portfolios. AXA Equitable will continue to serve as the portfolios' investment manager.


F.  Fund Substitution -- Combination of certain variable investment options

On or about December 1, 2006, subject to regulatory approval, interests in the following variable investment option (the "surviving option") will replace interests in a current variable investment option (the "replaced option"), as listed in the table below. The table also shows the objective, and the adviser for the surviving option. We will move the assets from the replaced option into the surviving option at relative net asset value. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option. You may transfer your account value among the investment options, as usual. These transfers also will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or agents of contract owners as more fully described in "Disruptive transfer activity" under "Transferring your money among investment options," in your Prospectus. Any contract value remaining in the replaced option on the substitution date will be transferred to the surviving option. Please contact your financial professional for more information about these options and for information on how to transfer your contract value.

--------------------------------------------------------------------------------------------------------------------------------
                                 Surviving/New Portfolio
 Replaced (Current) Portfolio   Trust/Share Class              Objective                            Adviser
--------------------------------------------------------------------------------------------------------------------------------
 Laudus Variable Insurance       EQ Advisors Trust
 Trust
--------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value      EQ/AXA Rosenberg Value        Seeks to increase value through      AXA Rosenberg Investment
Long/Short Equity               Long/Short Equity Portfolio   bull markets and bear markets        Management LLC
                                                              using strategies that are designed
                                                              to limit exposure to general equity
                                                              market risk.
--------------------------------------------------------------------------------------------------------------------------------

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company

SUPPLEMENT DATED AUGUST 25, 2006 TO THE JULY 10, 2006 PROSPECTUS FOR ACCUMULATOR(R)

--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated July 10, 2006, as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

A. NEW VARIABLE INVESTMENT OPTIONS

On or about September 18, 2006, subject to regulatory approval, we anticipate making available the following new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

---------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                     Portfolio Objective                                     Adviser(s)
---------------------------------------------------------------------------------------------------------------------------
 EQ Advisors Trust
---------------------------------------------------------------------------------------------------------------------------
EQ/Davis New York Venture          Seeks long-term growth of capital.                      o Davis Selected Advisers, L.P.
---------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Income                 Seeks to maximize income while maintaining              o Franklin Advisers, Inc.
                                   prospects for capital appreciation.
---------------------------------------------------------------------------------------------------------------------------
EQ/Franklin Small Cap Value        Seeks long-term total return.                           o Franklin Advisory
                                                                                             Services, LLC
---------------------------------------------------------------------------------------------------------------------------
EQ/Mutual Shares                   Seeks capital appreciation, which may                   o Franklin Mutual Advisers, LLC
                                   occasionally be short-term, and
                                   secondarily, income.
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Global              Seeks capital appreciation.                             o OppenheimerFunds, Inc.
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street         Seeks long-term capital appreciation.                   o OppenheimerFunds, Inc.
 Opportunity
---------------------------------------------------------------------------------------------------------------------------
EQ/Oppenheimer Main Street         Seeks capital appreciation.                             o OppenheimerFunds, Inc.
 Small Cap
---------------------------------------------------------------------------------------------------------------------------
EQ/Templeton Growth                Seeks long-term capital growth.                         o Templeton Global Advisors
                                                                                             Limited
---------------------------------------------------------------------------------------------------------------------------

B. FEE TABLE

The following is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets":

---------------------------------------------------------------------------------------------------------
                                       Management                    Other
   Portfolio Name                         Fees       12b-1 Fees    Expenses*
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                                 1.40%         0.25%         0.36%
EQ/Davis New York Venture                0.85%         0.25%         0.17%
EQ/Franklin Income                       0.90%         0.25%         0.17%
EQ/Franklin Small Cap Value              0.90%         0.25%         0.17%
EQ/Mutual Shares                         0.90%         0.25%         0.17%
EQ/Oppenheimer Global                    0.95%         0.25%         0.17%
EQ/Oppenheimer Main Street Opportunity   0.85%         0.25%         0.17%
EQ/Oppenheimer Main Street Small Cap     0.90%         0.25%         0.17%
EQ/Small Cap Value++                     0.73%         0.25%         0.19%
EQ/Templeton Growth                      0.95%         0.25%         0.17%
---------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------
                                                         Total Annual     Fee Waivers        Net Total
                                                           Expenses         and/or            Annual
                                          Underlying       (Before          Expense       Expenses After
                                        Portfolio Fees      Expense        Reimburse-        Expense
   Portfolio Name                        and Expenses     Limitation)        ments**        Limitations
---------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST
---------------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value Long/Short
 Equity+                                       --            2.01%           (0.02)%           1.99%
EQ/Davis New York Venture                      --            1.27%            0.00%            1.27%
EQ/Franklin Income                             --            1.32%           (0.02)%           1.30%
EQ/Franklin Small Cap Value                    --            1.32%           (0.02)%           1.30%
EQ/Mutual Shares                               --            1.32%           (0.02)%           1.30%
EQ/Oppenheimer Global                          --            1.37%           (0.02)%           1.35%
EQ/Oppenheimer Main Street Opportunity         --            1.27%            0.00%            1.27%
EQ/Oppenheimer Main Street Small Cap           --            1.32%           (0.02)%           1.30%
EQ/Small Cap Value++                           --            1.17%           (0.07)%           1.10%
EQ/Templeton Growth                            --            1.37%           (0.02)%           1.35%
---------------------------------------------------------------------------------------------------------

+ This portfolio is being added pursuant to "Fund Substitutions-- Combination of certain investment options" described later in Section F of this supplement.

IM-06-11 (7/06)                                          Catalog # 136820 (7/06)
Accum 06/In-force/New Biz                                                 x01378
SAR

++ This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section D. ++

* With the exception of the EQ/Small Cap Value Portfolio, the Portfolios have no operating history prior to the date of this supplement. "Other Expenses" of each Portfolio are based on estimated amounts for the current fiscal period.

** The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement. The amounts shown in this column for Portfolios of EQ Advisors Trust result from Expense Limitation Agreements that the Investment Manager, AXA Equitable, has entered into with respect to those Portfolios. For the portfolios of the EQ Advisors Trust, these agreements are effective through April 30, 2008 with the exception of the EQ/Small Cap Value Portfolio, which is effective through April 30, 2007. Under these agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Therefore, each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the current Portfolio's current annual operating expenses do not exceed the operating expense limit determined by such Portfolio. See the Prospectus for each applicable underlying Trust for more information about the arrangements.

C. EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses (including the underlying portfolio fees and expenses).

The example below shows the expenses that a hypothetical contract owner (who has elected the enhanced death benefit that provides for the greater of the 6% Roll-Up to age 85 or the Annual Ratchet to age 85 and the Earnings enhancement benefit with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit) would pay in the situations illustrated. Each value in the expense example was calculated with either the Guaranteed minimum income benefit or the 125% Principal guarantee benefit depending on which benefit yielded the higher expenses. The example uses an average annual administrative charge based on the charges paid in 2005, which results in an estimated administrative charge of .14% of contract value.

The fixed maturity options, guaranteed interest option and the account for special dollar cost averaging are not covered by the example. However, the annual administrative charge, the withdrawal charge, the charge for any optional benefits and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options, guaranteed interest option and the account for special dollar cost averaging. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated, and that your investment has a 5% return each year. Other than the administrative charge (which is described immediately above), the example also assumes maximum contract charges and total annual expenses of the portfolios (before expense limitations) set forth in the previous charts. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

------------------------------------------------------------------------------------------------
                                                If you surrender your contract
                                           at the end of the applicable time period
                                  --------------------------------------------------------------
        Portfolio Name              1 year        3 years        5 years        10 years
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value
 Long/Short Equity+               $ 1,228.00     $ 2,192.00     $ 3,166.00     $ 5,529.00
EQ/Davis New York Venture         $ 1,150.00     $ 1,968.00     $ 2,810.00     $ 4,880.00
EQ/Franklin Income                $ 1,156.00     $ 1,984.00     $ 2,835.00     $ 4,925.00
EQ/Franklin Small Cap Value       $ 1,156.00     $ 1,984.00     $ 2,835.00     $ 4,925.00
EQ/Mutual Shares                  $ 1,156.00     $ 1,984.00     $ 2,835.00     $ 4,925.00
EQ/Oppenheimer Global             $ 1,161.00     $ 1,999.00     $ 2,859.00     $ 4,971.00
EQ/Oppenheimer Main Street
 Opportunity                      $ 1,150.00     $ 1,968.00     $ 2,810.00     $ 4,880.00
EQ/Oppenheimer Main Street Small
 Cap                              $ 1,156.00     $ 1,984.00     $ 2,835.00     $ 4,925.00
EQ/Small Cap Value++              $ 1,140.00     $ 1,938.00     $ 2,761.00     $ 4,788.00
EQ/Templeton Growth               $ 1,161.00     $ 1,999.00     $ 2,859.00     $ 4,971.00
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------


                                             If you annuitize at the end of the
                                                   applicable time period
------------------------------------------------------------------------------------------------
        Portfolio Name             1 year       3 years        5 years        10 years
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value
 Long/Short Equity+               $ 878.00     $ 1,942.00     $ 3,016.00     $ 5,879.00
EQ/Davis New York Venture         $ 800.00     $ 1,718.00     $ 2,660.00     $ 5,230.00
EQ/Franklin Income                $ 806.00     $ 1,734.00     $ 2,685.00     $ 5,275.00
EQ/Franklin Small Cap Value       $ 806.00     $ 1,734.00     $ 2,685.00     $ 5,275.00
EQ/Mutual Shares                  $ 806.00     $ 1,734.00     $ 2,685.00     $ 5,275.00
EQ/Oppenheimer Global             $ 811.00     $ 1,749.00     $ 2,709.00     $ 5,321.00
EQ/Oppenheimer Main Street
 Opportunity                      $ 800.00     $ 1,718.00     $ 2,660.00     $ 5,230.00
EQ/Oppenheimer Main Street Small
 Cap                              $ 806.00     $ 1,734.00     $ 2,685.00     $ 5,275.00
EQ/Small Cap Value++              $ 790.00     $ 1,688.00     $ 2,611.00     $ 5,138.00
EQ/Templeton Growth               $ 811.00     $ 1,749.00     $ 2,709.00     $ 5,321.00
------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------
                                              If you do not surrender your contract
                                            at the end of the applicable time period
------------------------------------------------------------------------------------------------
        Portfolio Name              1 year       3 years        5 years        10 years
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/AXA Rosenberg Value
 Long/Short Equity+                $ 528.00     $ 1,592.00     $ 2,666.00     $ 5,529.00
EQ/Davis New York Venture          $ 450.00     $ 1,368.00     $ 2,310.00     $ 4,880.00
EQ/Franklin Income                 $ 456.00     $ 1,384.00     $ 2,335.00     $ 4,925.00
EQ/Franklin Small Cap Value        $ 456.00     $ 1,384.00     $ 2,335.00     $ 4,925.00
EQ/Mutual Shares                   $ 456.00     $ 1,384.00     $ 2,335.00     $ 4,925.00
EQ/Oppenheimer Global              $ 461.00     $ 1,399.00     $ 2,359.00     $ 4,971.00
EQ/Oppenheimer Main Street
 Opportunity                       $ 450.00     $ 1,368.00     $ 2,310.00     $ 4,880.00
EQ/Oppenheimer Main Street Small
 Cap                               $ 456.00     $ 1,384.00     $ 2,335.00     $ 4,925.00
EQ/Small Cap Value++               $ 440.00     $ 1,338.00     $ 2,261.00     $ 4,788.00
EQ/Templeton Growth                $ 461.00     $ 1,399.00     $ 2,359.00     $ 4,971.00
------------------------------------------------------------------------------------------------

+ This portfolio is being added pursuant to "Fund Substitutions -- Combination of certain investment options" described later in Section F of this supplement.

++ This portfolio was formerly named EQ/Lazard Small Cap Value. See "Portfolio/Option Name Changes" in Section D.

D. PORTFOLIO/OPTION NAME CHANGES

All references in the Prospectuses to the names of certain variable investment options are changed as indicated in the table below: EQ/Bear Stearns Small Company Growth is effective August 25, 2006 and EQ/Lazard Small Cap Value is effective September 1, 2006. Accordingly, all references to the respective corresponding Portfolios are also changed:

--------------------------------------------------------------------------------
 Current Fund Name                      New Fund Name
--------------------------------------------------------------------------------
EQ/Bear Stearns Small Company Growth   EQ/Small Company Growth
--------------------------------------------------------------------------------
EQ/Lazard Small Cap Value              EQ/Small Cap Value+++
--------------------------------------------------------------------------------

+++ The fee structure of this portfolio has also changed. Please see the "Fee table" in Section B for the new expense structure.

E. INVESTMENT ADVISER CHANGES

Effective on or about September 1, 2006, subject to regulatory approval, Franklin Advisers, Inc. will serve as an adviser to the EQ/Small Cap Value portfolio (formerly, the EQ/Lazard Small Cap Value portfolio). Lazard Asset Management, LLC will continue to serve as an adviser. Also, effective on or about October 1, 2006, the following adviser changes will occur: BlackRock Investment Management LLC will replace Mercury Advisors as adviser to the EQ/Mercury Basic Value Equity portfolio, BlackRock Investment Management International Limited will replace Merrill Lynch Investment Managers International Limited as adviser to the EQ/Mercury International Value portfolio and BlackRock Financial Management, Inc. will replace Mercury Advisors as adviser to the EQ/Long Term Bond and EQ/Short Duration Bond portfolios. AXA Equitable will continue to serve as the portfolios' investment manager.

F. FUND SUBSTITUTION -- COMBINATION OF CERTAIN VARIABLE INVESTMENT OPTIONS

On or about December 1, 2006, subject to regulatory approval, interests in the following variable investment option (the "surviving option") will replace interests in a current variable investment option (the "replaced option"), as listed in the table below. The table also shows the objective, and the adviser for the surviving option. We will move the assets from the replaced option into the surviving option at relative net asset value. We will also automatically direct any contributions made to the replaced option to the surviving option. Any allocation election to the replaced option will be considered as an allocation election to the surviving option. You may transfer your account value among the investment options, as usual. These transfers also will not count against the limit (if any) on the number of transfers permitted under your contract. However, we may impose restrictions on transfers to prevent or limit disruptive transfer and other "market timing" activities by contract owners or agents of contract owners as more fully described in "Disruptive transfer activity" under "Transferring your money among investment options," in your Prospectus. Any contract value remaining in the replaced option on the substitution date will be transferred to the surviving option. Please contact your financial professional for more information about these options and for information on how to transfer your contract value.

----------------------------------------------------------------------------------------------------------------------------
                                Surviving/New Portfolio
 Replaced (Current) Portfolio   Trust/Share Class              Objective                            Adviser
----------------------------------------------------------------------------------------------------------------------------
Laudus Variable Insurance       EQ Advisors Trust
 Trust
----------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value      EQ/AXA Rosenberg Value        Seeks to increase value through      AXA Rosenberg Investment
Long/Short Equity               Long/Short Equity Portfolio   bull markets and bear markets        Management LLC
                                                              using strategies
                                                              that are designed
                                                              to limit exposure
                                                              to general equity
                                                              market risk.
----------------------------------------------------------------------------------------------------------------------------

                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

AXA Equitable Life Insurance Company
SUPPLEMENT DATED AUGUST 28, 2006 TO THE JULY 10, 2006
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM) CONTRACTS
--------------------------------------------------------------------------------

This supplement modifies certain information in each of the above-referenced Prospectuses and Statements of Additional Information dated July 10, 2006, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix VII ("Appendix VI" for Accumulator(R) Select (SM)) -- State contract availability and/or variations of features and benefits" of the Prospectus, as noted:


----------------------------------------------------------------------------------------------------------
State     Features and Benefits                           Availability or Variation
----------------------------------------------------------------------------------------------------------
TEXAS     See "Charges that AXA Equitable deducts"        o   We will deduct the annual administrative
          under "Annual administrative charge" in             charge, on a pro rata basis, only from your
          "Charges and expenses"                              value in the variable investment options. We
                                                              will not deduct this charge from your value
                                                              in the guaranteed interest option.














                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                                  212-554-1234




IM-06-17 (8/06)                                       Catalog No. 136934 (8/06)
Accum 06/NEWBIZ  SAR                                                     x01401

                                   SIGNATURES



    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registration Statement and has, duly caused this Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of August, 2006.




                                        SEPARATE ACCOUNT No. 49 OF
                                        AXA EQUITABLE LIFE INSURANCE COMPANY
                                                     (Registrant)

                                        By: AXA Equitable Life Insurance Company
                                                      (Depositor)


                                        By: /s/ Dodie Kent
                                           ---------------------
                                        Dodie Kent
                                        Vice President and Counsel
                                        AXA Equitable Life Insurance Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of August, 2006.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                        (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert             Mary R. (Nina) Henderson     Ezra Suleiman
Christopher M. Condron       James F. Higgins             Peter J. Tobin
Henri de Castries            W. Edwin Jarmain             Stanley B. Tulin
Denis Duverne                Scott D. Miller
Anthony Hamilton             Joseph H. Moglia






*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

August 22, 2006